UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               EILEEN M. SMILEY
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-4103

Date of fiscal year end:   MARCH 31,

Date of reporting period:  SEPTEMBER 30, 2006




ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - SEMIANNUAL REPORTS FOR PERIOD ENDED SEPTEMBER 30, 2006

                         Tax Exempt Short-Term Fund



[LOGO OF USAA]
   USAA(R)

                          USAA TAX EXEMPT
                                 SHORT-TERM Fund

                                    [GRAPHIC OF USAA TAX EXEMPT SHORT-TERM FUND]

                        S e m i a n n u a l  R e p o r t

--------------------------------------------------------------------------------
    SEPTEMBER 30, 2006

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                                   1

MANAGERS' COMMENTARY                                                         4

FUND RECOGNITION                                                             6

INVESTMENT OVERVIEW                                                          8

SHAREHOLDER VOTING RESULTS                                                  16

FINANCIAL INFORMATION

    Portfolio of Investments                                                17

    Notes to Portfolio of Investments                                       33

    Financial Statements                                                    34

    Notes to Financial Statements                                           37

EXPENSE EXAMPLE                                                             46

ADVISORY AGREEMENT                                                          48

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2006, USAA. All rights reserved.

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                        "

                                           THE QUESTION REMAINS: CAN THE
[PHOTO OF CHRISTOPHER W. CLAUS]             FED ENGINEER A 'SOFT LANDING'
                                              FOR THE U.S. ECONOMY?

                                                        "

                                                                    October 2006
--------------------------------------------------------------------------------

         During the third quarter of 2006, the bond market reached an inflection point. The Federal Reserve Board (the Fed) announced that it would pause in its campaign of raising short-term interest rates - a tightening cycle it began in June 2004 in an attempt to slow U.S. economic growth and harness inflation. Although Fed governors remained nervous about inflation, they held rates steady at 5.25% to determine if the "lag effect" of previous rate increases could slow inflation to their comfort zone of 2% annually.

         In response, longer-term bonds rallied. Fixed-income investors seem convinced that the Fed will control inflation and that it will eventually have to start lowering rates to keep the economy from slowing too much. Yields on longer-maturity bonds fell as prices rose. (Bond prices and yields move in opposite directions.) At one point, the yield on a 10-year Treasury was as low as 4.6%.

         The Fed's rate-tightening cycle is only one of the factors that could help keep inflation in check. Another is the recent decline in oil and gasoline prices, where demand has fallen relative to supply. Two other factors are the cooling housing market and the continued importing of inexpensive retail goods and services from overseas.

         The question remains: Can the Fed engineer a "soft landing" for the U.S. economy? If it does, the economy could continue to grow at a healthy clip without causing inflation to rise above the Fed's comfort zone. However, in the past, the Fed has tended to overshoot the mark in rate-tightening cycles, tipping the economy into a recession - sometimes referred to as a "hard landing."

2

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         from the PRESIDENT

         Although equity investors should be concerned about a hard-landing scenario, bond investors have the potential to benefit whatever the outcome. In fact, they may feel protected from the risk of inflation because of the Fed's commitment to controlling it. Inflation is one of the worst enemies of a fixed-income investor, because it erodes the purchasing power of both yield and principal. If inflation remains tame and the economy weakens, the Fed could start easing rates. Short-term yields will fall, making longer-term bonds more attractive. Money market funds, however, continue to be an excellent choice for investors seeking liquidity and relative safety.

         Overall, we are pleased with the performance of your tax-exempt bond funds, all of which are four- and five-star overall rated by Morningstar Ratings(TM) (see facing page), and with the strong yields on your tax-exempt money market funds. We believe that USAA offers an exceptional value to our members and shareholders who desire tax-exempt income that is not subject to the alternative minimum tax (AMT) for individual taxpayers.

         On behalf of all of us at USAA Investment Management, thank you for the opportunity to serve your investment needs. We appreciate your business.

         Sincerely,

         /S/ CHRISTOPHER W. CLAUS

         Christopher W. Claus
         President and Vice Chairman of the Board

         AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

         As interest rates rise, existing bond prices fall. o Some income may be subject to state or local taxes or the federal alternative minimum tax.

 . . . C O N T I N U E D
========================--------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
                           MORNINGSTAR RATINGS(TM)                                 # funds
                         for period ending 9/30/2006                                  in     # funds    # funds
USAA                                                          Rating               Overall/     in        in
Fund Name              Overall   3-Year   5-Year   10-Year    Category             3-Year     5-Year    10-Year
---------------------------------------------------------------------------------------------------------------
CALIFORNIA BOND         ****       4        4        4        Muni California        162        142       116
                                                                Long

FLORIDA TAX-FREE        ****       4        4        4        Muni Florida            90         89        79
  INCOME

NEW YORK BOND           ****       4        4        5        Muni New York          121        105        86
                                                                Long

TAX EXEMPT              *****      5        5        5        Muni National          286        267       199
  LONG-TERM                                                     Long

TAX EXEMPT              *****      5        5        5        Muni National          234        187       120
  INTERMEDIATE-TERM                                             Intermediate

TAX EXEMPT              ****       4        4        4        Muni National          122         86        58
  SHORT-TERM                                                    Short

VIRGINIA BOND           *****      5        5        5        Muni Single State      307        273       214
                                                                Intermediate
---------------------------------------------------------------------------------------------------------------

The Overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five-, and 10-year (if applicable) Morningstar Rating metrics. Ratings are based on risk-adjusted returns.

CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE USAA MUTUAL FUNDS CAREFULLY BEFORE INVESTING. CONTACT US AT (800) 531-8448 FOR A PROSPECTUS CONTAINING THIS AND OTHER INFORMATION ABOUT THE FUNDS FROM USAA INVESTMENT MANAGEMENT COMPANY, DISTRIBUTOR. READ IT CAREFULLY BEFORE INVESTING.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. For each fund with at least a three-year history, Morningstar calculates a Morningstar Rating(TM) based on a Morningstar Risk-Adjusted Return measure that accounts for variation in a fund's monthly performance (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of the funds in each broad asset class receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars, and the bottom 10% receive 1 star.

4

 M A N A G E R S '
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

[PHOTO OF CLIFFORD A. GLADSON]            [PHOTO OF REGINA G. SHAFER]
  CLIFFORD A. GLADSON, CFA                  REGINA G. SHAFER, CFA
    USAA Investment Management Company        USAA Investment Management Company

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM FROM APRIL 1, 2006, TO SEPTEMBER 30, 2006?

         Your USAA Tax Exempt Short-Term Fund provided a total return of 2.13% versus an average of 1.81% for the 66 funds in the Lipper Short Municipal Debt Funds Average. This compares to a 1.87% return for the Lipper Short Municipal Debt Funds Index and 3.44% for the Lehman Brothers Municipal Bond Index. The Fund's tax-exempt distributions over the prior 12 months produced a dividend yield of 3.48%, compared to the Lipper category average of 2.80%.

WHAT WERE THE MARKET CONDITIONS?

         Since June 2004, the Federal Reserve Board (the Fed) has raised short-term interest rates 17 consecutive times - twice during the reporting period. However, in their August and September meetings, Fed governors opted to leave the federal funds rate unchanged at 5.25% and to evaluate the effect of their prior rate increases on the U.S. economy.

         Unlike short-term rates, which are set by the Fed, longer-term rates are controlled by the credit markets. All long-term yields fell over the period, and the yield curve for U.S. government securities is now inverted (short-term rates are higher than long-term rates). An inverted yield curve indicates that bond investors are not overly concerned about inflation and expect swift Fed action if the economy shows signs of overheating.

         REFER TO PAGES 12 AND 13 FOR BENCHMARK DEFINITIONS.

         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

         Overall, municipal credit quality remained stable as state and local governments continued to exercise fiscal constraint and to see a steady increase in tax revenues.

HOW DO YOU MANAGE VOLATILITY IN THE FUND'S PRICE?

         To help us reduce share-price volatility and increase the Fund's dividend yield, we use variable-rate demand notes (VRDNs). VRDNs possess a "demand" feature that allows the holder to sell the bond back to the issuer at par (100% of the face value) with notice of seven days or less.

WHAT OTHER STRATEGIES DID YOU EMPLOY?

         To lock in higher yields, we methodically extended the Fund's weighted average maturity from 1.8 years on April 1 to 2.3 years on September 30.

         Your portfolio, which includes more than 250 issuers, is widely diversified. We rely on our team of seasoned credit analysts to help us manage credit risk. To make your Fund as tax efficient as possible, we continue to avoid issues subject to the alternative minimum tax for individuals.

WHAT IS YOUR OUTLOOK?

         A slower housing market and some weakness in manufacturing activity have raised concern that the economic slowdown may be broadening. However, the recent decline in mortgage rates and gas prices may have improved consumer confidence and offset the negative news in real estate. We believe that the American consumer is likely to keep spending - though perhaps at a slightly slower pace. The bond market is currently positioned for a "soft landing," but longer-term yields will decline if the economy shows significant weakness. We intend to use any short-term increases in interest rates to improve the tax- exempt dividend distribution yield of your Fund.

         We appreciate your trust and will continue to work hard on your behalf.

6

 F U N D
========------------------------------------------------------------------------
         RECOGNITION

                        USAA TAX EXEMPT SHORT-TERM FUND

--------------------------------------------------------------------------------
                         OVERALL MORNINGSTAR RATING(TM)
    out of 122 municipal national short-term bond funds for the period ending September 30, 2006:

                                 OVERALL RATING
                                *    *    *    *

             3-YEAR                  5-YEAR                10-YEAR
            * * * *                 * * * *                * * * *
        out of 122 funds        out of 86 funds        out of 58 funds

      The Overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five-, and 10-year (if applicable) Morningstar Rating metrics. Ratings are based on risk-adjusted returns.
--------------------------------------------------------------------------------

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. FOR EACH FUND WITH AT LEAST A THREE-YEAR HISTORY, MORNINGSTAR CALCULATES A MORNINGSTAR RATING(TM) BASED ON A MORNINGSTAR RISK-ADJUSTED RETURN MEASURE THAT ACCOUNTS FOR VARIATION IN A FUND'S MONTHLY PERFORMANCE (INCLUDING THE EFFECTS OF SALES CHARGES, LOADS, AND REDEMPTION FEES), PLACING MORE EMPHASIS ON DOWNWARD VARIATIONS AND REWARDING CONSISTENT PERFORMANCE. THE TOP 10% OF THE FUNDS IN EACH BROAD ASSET CLASS RECEIVE 5 STARS, THE NEXT 22.5% RECEIVE 4 STARS, THE NEXT 35% RECEIVE 3 STARS, THE NEXT 22.5% RECEIVE 2 STARS, AND THE BOTTOM 10% RECEIVE 1 STAR.

 . . . C O N T I N U E D
========================--------------------------------------------------------

USAA TAX EXEMPT SHORT-TERM FUND

          [LOGO OF LIPPER LEADER            [LOGO OF LIPPER LEADER
               TOTAL RETURN]                      PRESERVATION]

The Fund is listed as a Lipper Leader for Total Return of 56 funds within the Lipper Short Municipal Debt Funds category and for Preservation of 4,213 fixed-income funds for the overall period ending September 30, 2006. The Fund received a Lipper Leader rating for Total Return among 44 and 26 funds for the five- and 10-year periods, respectively, and a score of 2 among 56 funds for the three-year period. Lipper ratings for Total Return reflect funds' historical total return performance relative to peers.

LIPPER RATINGS FOR PRESERVATION REFLECT FUNDS' HISTORICAL LOSS AVOIDANCE RELATIVE TO OTHER FUNDS WITHIN THE SAME ASSET CLASS, AS OF SEPTEMBER 30, 2006. PRESERVATION RATINGS ARE RELATIVE, RATHER THAN ABSOLUTE, MEASURES, AND FUNDS NAMED LIPPER LEADERS FOR PRESERVATION MAY STILL EXPERIENCE LOSSES PERIODICALLY; THOSE LOSSES MAY BE LARGER FOR EQUITY AND MIXED-EQUITY FUNDS THAN FOR FIXED-INCOME FUNDS. RATINGS ARE SUBJECT TO CHANGE EVERY MONTH AND ARE BASED ON AN EQUAL-WEIGHTED AVERAGE OF PERCENTILE RANKS FOR THE TOTAL RETURN AND PRESERVATION METRICS OVER THREE-, FIVE-, AND 10-YEAR PERIODS (IF APPLICABLE). THE HIGHEST 20% OF FUNDS IN EACH PEER GROUP ARE NAMED LIPPER LEADERS, THE NEXT 20% RECEIVE A SCORE OF 2, THE MIDDLE 20% ARE SCORED 3, THE NEXT 20% ARE SCORED 4, AND THE LOWEST 20% ARE SCORED 5. THE FUND RECEIVED A LIPPER LEADER RATING FOR PRESERVATION AMONG 4,213, 3,511, AND 2,193 FIXED-INCOME FUNDS FOR THE THREE-, FIVE-, AND 10-YEAR PERIODS, RESPECTIVELY. LIPPER RATINGS ARE NOT INTENDED TO PREDICT FUTURE RESULTS, AND LIPPER DOES NOT GUARANTEE THE ACCURACY OF THIS INFORMATION. MORE INFORMATION IS AVAILABLE AT WWW.LIPPERLEADERS.COM. LIPPER LEADER COPYRIGHT 2006, REUTERS, ALL RIGHTS RESERVED.

8

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA TAX EXEMPT SHORT-TERM FUND (Ticker Symbol: USSTX)

OBJECTIVE
--------------------------------------------------------------------------------

         Interest income that is exempt from federal income tax.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

         Invests primarily in investment-grade tax-exempt securities. The dollar-weighted average portfolio maturity for the Fund is three years or less.

----------------------------------------------------------------------------------------------------
                                                              9/30/06                    3/31/06
----------------------------------------------------------------------------------------------------
Net Assets                                               $1,113.6 Million           $1,160.1 Million
Net Asset Value Per Share                                     $10.62                     $10.59
Tax-Exempt Dividends Per Share Last 12 Months                 $0.370                     $0.343
Capital Gain Distributions Per Share Last 12 Months              -                          -

----------------------------------------------------------------------------------------------------
                                                              9/30/06                    3/31/06
----------------------------------------------------------------------------------------------------
Dollar-Weighted Average Portfolio Maturity                   2.3 Years                  1.8 Years

         DOLLAR-WEIGHTED AVERAGE PORTFOLIO MATURITY IS OBTAINED BY MULTIPLYING THE DOLLAR VALUE OF EACH INVESTMENT BY THE NUMBER OF DAYS LEFT TO ITS MATURITY, THEN ADDING THOSE FIGURES TOGETHER AND DIVIDING THEM BY THE TOTAL DOLLAR VALUE OF THE FUND'S PORTFOLIO.

--------------------------------------------------------------------------------
           SIX-MONTH TOTAL RETURN AND 30-DAY SEC YIELD* AS OF 9/30/06
--------------------------------------------------------------------------------

3/31/06 TO 9/30/06                                              30-DAY SEC YIELD
      2.13%**                                                         3.51%

 *CALCULATED AS PRESCRIBED BY THE SECURITIES AND EXCHANGE COMMISSION.

**TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THIS
  SIX-MONTH RETURN IS CUMULATIVE.

         NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED NET INVESTMENT INCOME DIVIDENDS AND REALIZED CAPITAL GAIN DISTRIBUTIONS.

         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

AVERAGE ANNUAL COMPOUNDED RETURNS WITH REINVESTMENT OF DIVIDENDS -- PERIODS ENDING SEPTEMBER 30, 2006

----------------------------------------------------------------------------------------------------
                  TOTAL RETURN          =          DIVIDEND RETURN          +          PRICE CHANGE
----------------------------------------------------------------------------------------------------
10 YEARS             3.91%              =               3.86%               +             0.05%
5 YEARS              2.82%              =               3.10%               +            (0.28%)
1 YEAR               3.16%              =               3.54%               +            (0.38%)

         THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS FOR THE 10-YEAR PERIOD ENDING SEPTEMBER 30, 2006

             [CHART OF ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS]

----------------------------------------------------------------------------------------
                   TOTAL RETURN          DIVIDEND RETURN          CHANGE IN SHARE PRICE
----------------------------------------------------------------------------------------
9/30/1997             5.95%                   4.72%                        1.23%
9/30/1998             5.62%                   4.69%                        0.93%
9/30/1999             2.06%                   4.47%                       (2.41)%
9/30/2000             4.51%                   4.70%                       (0.19)%
9/30/2001             6.89%                   4.51%                        2.38%
9/30/2002             4.74%                   3.63%                        1.11%
9/30/2003             2.97%                   2.97%                        0.00%
9/30/2004             1.57%                   2.49%                       (0.92)%
9/30/2005             1.72%                   2.92%                       (1.20)%
9/30/2006             3.16%                   3.54%                       (0.38)%
---------------------------------------------------------------------------------------

                                       [END CHART]

         TOTAL RETURN EQUALS DIVIDEND RETURN PLUS SHARE PRICE CHANGE AND ASSUMES REINVESTMENT OF ALL NET INVESTMENT INCOME DIVIDENDS AND REALIZED CAPITAL GAIN DISTRIBUTIONS. DIVIDEND RETURN IS THE NET INVESTMENT INCOME DIVIDENDS RECEIVED OVER THE PERIOD, ASSUMING REINVESTMENT OF ALL DIVIDENDS. SHARE PRICE CHANGE IS THE CHANGE IN NET ASSET VALUE OVER THE PERIOD ADJUSTED FOR REALIZED CAPITAL GAIN DISTRIBUTIONS. THE TOTAL RETURNS QUOTED DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

10

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

--------------------------------------------------------------------------------
TAXABLE EQUIVALENT ILLUSTRATION
--------------------------------------------------------------------------------

To match the USAA Tax Exempt Short-Term Fund's Dividend Return on Page 9, and

assuming marginal federal tax rates of:      25.00%      28.00%      33.00%      35.00%

A FULLY TAXABLE INVESTMENT MUST PAY THE FOLLOWING:

                      DIVIDEND
 PERIOD                RETURN
--------              --------
10 Years                3.86%                 5.15%       5.36%       5.76%       5.94%
5 Years                 3.10%                 4.13%       4.31%       4.63%       4.77%
1 Year                  3.54%                 4.72%       4.92%       5.28%       5.45%

To match the USAA Tax Exempt Short-Term Fund's closing 30-day SEC Yield of
3.51%,

A FULLY TAXABLE INVESTMENT MUST PAY:          4.68%       4.88%       5.24%       5.40%

This table is based on a hypothetical investment calculated for illustrative purposes only. It is not an indication of performance for any of the USAA family of funds. Taxable equivalent returns or yields will vary depending on applicable tax rates.

SOME INCOME MAY BE SUBJECT TO FEDERAL, STATE, OR LOCAL TAXES, OR THE FEDERAL ALTERNATIVE MINIMUM TAX.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                        CUMULATIVE PERFORMANCE COMPARISON

                   [CHART OF CUMULATIVE PERFORMANCE COMPARISON]


               LEHMAN BROTHERS      USAA TAX EXEMPT       LIPPER SHORT
                MUNICIPAL BOND        SHORT-TERM         MUNICIPAL DEBT
                    INDEX                FUND             FUNDS INDEX
09/30/96          $10,000.00          $10,000.00           $10,000.00
10/31/96           10,113.01           10,065.91            10,057.34
11/30/96           10,298.26           10,140.49            10,120.20
12/31/96           10,254.77           10,161.05            10,136.10
01/31/97           10,274.18           10,189.76            10,174.61
02/28/97           10,368.52           10,247.17            10,218.00
03/31/97           10,230.20           10,227.97            10,199.82
04/30/97           10,315.95           10,277.24            10,235.00
05/31/97           10,471.22           10,345.53            10,296.08
06/30/97           10,582.76           10,406.67            10,350.97
07/31/97           10,875.86           10,524.86            10,431.59
08/31/97           10,773.90           10,522.70            10,433.62
09/30/97           10,901.65           10,594.95            10,491.63
10/31/97           10,971.92           10,635.17            10,530.50
11/30/97           11,036.53           10,682.81            10,563.77
12/31/97           11,197.46           10,756.05            10,624.62
01/31/98           11,312.93           10,815.22            10,680.10
02/28/98           11,316.37           10,845.16            10,708.95
03/31/98           11,326.44           10,877.18            10,736.20
04/30/98           11,275.34           10,858.33            10,737.89
05/31/98           11,453.70           10,948.47            10,802.17
06/30/98           11,498.91           10,993.15            10,840.31
07/31/98           11,527.65           11,024.67            10,877.45
08/31/98           11,705.77           11,117.72            10,952.25
09/30/98           11,851.71           11,190.75            11,005.76
10/31/98           11,851.46           11,221.77            11,046.64
11/30/98           11,892.98           11,245.30            11,070.66
12/31/98           11,922.96           11,288.76            11,111.13
01/31/99           12,064.71           11,338.84            11,169.89
02/28/99           12,012.14           11,347.95            11,184.23
03/31/99           12,028.60           11,361.77            11,205.80
04/30/99           12,058.57           11,404.21            11,236.59
05/31/99           11,988.80           11,400.56            11,242.65
06/30/99           11,816.33           11,350.60            11,213.55
07/31/99           11,859.32           11,390.75            11,252.88
08/31/99           11,764.25           11,390.13            11,260.00
09/30/99           11,769.16           11,421.28            11,290.25
10/31/99           11,641.65           11,417.37            11,297.72
11/30/99           11,765.47           11,473.84            11,336.97
12/31/99           11,677.77           11,474.17            11,341.54
01/31/00           11,626.91           11,463.88            11,349.14
02/29/00           11,762.03           11,517.55            11,387.99
03/31/00           12,019.02           11,594.28            11,442.23
04/30/00           11,948.02           11,602.79            11,457.79
05/31/00           11,885.86           11,620.33            11,476.90
06/30/00           12,200.82           11,744.52            11,563.18
07/31/00           12,370.59           11,834.62            11,631.85
08/31/00           12,561.24           11,914.57            11,696.02
09/30/00           12,495.89           11,936.60            11,723.12
10/31/00           12,632.24           11,996.46            11,774.35
11/30/00           12,727.81           12,042.83            11,814.90
12/31/00           13,042.29           12,166.20            11,901.78
01/31/01           13,171.51           12,293.07            12,003.86
02/28/01           13,213.28           12,338.01            12,044.12
03/31/01           13,331.70           12,404.21            12,104.60
04/30/01           13,187.24           12,381.95            12,114.84
05/31/01           13,329.24           12,473.78            12,194.11
06/30/01           13,418.42           12,540.68            12,242.08
07/31/01           13,617.18           12,633.25            12,309.55
08/31/01           13,841.49           12,733.66            12,389.30
09/30/01           13,795.05           12,759.16            12,418.17
10/31/01           13,959.42           12,825.66            12,474.09
11/30/01           13,841.73           12,795.82            12,462.58
12/31/01           13,710.79           12,786.30            12,471.78
01/31/02           13,948.61           12,872.33            12,542.19
02/28/02           14,116.65           12,958.66            12,604.16
03/31/02           13,840.02           12,852.01            12,533.13
04/30/02           14,110.51           12,986.16            12,625.50
05/31/02           14,196.25           13,027.10            12,666.90
06/30/02           14,346.37           13,110.18            12,729.75
07/31/02           14,530.88           13,195.56            12,790.47
08/31/02           14,705.55           13,270.95            12,838.74
09/30/02           15,027.64           13,366.31            12,892.33
10/31/02           14,778.52           13,280.53            12,832.03
11/30/02           14,717.10           13,305.54            12,861.13
12/31/02           15,027.64           13,426.28            12,954.75
01/31/03           14,989.56           13,448.76            12,982.95
02/28/03           15,199.13           13,543.58            13,049.53
03/31/03           15,208.22           13,550.87            13,040.93
04/30/03           15,308.70           13,584.03            13,069.41
05/31/03           15,667.15           13,693.12            13,144.45
06/30/03           15,600.57           13,698.22            13,156.35
07/31/03           15,054.67           13,577.30            13,101.73
08/31/03           15,166.94           13,620.71            13,132.19
09/30/03           15,612.86           13,762.79            13,218.33
10/31/03           15,534.24           13,755.43            13,211.09
11/30/03           15,696.14           13,795.02            13,230.99
12/31/03           15,826.11           13,825.05            13,249.38
01/31/04           15,916.77           13,866.60            13,285.63
02/29/04           16,156.31           13,957.34            13,336.05
03/31/04           16,100.04           13,921.17            13,320.64
04/30/04           15,718.75           13,810.82            13,251.45
05/31/04           15,661.75           13,786.94            13,234.45
06/30/04           15,718.75           13,802.43            13,247.58
07/31/04           15,925.61           13,870.03            13,297.54
08/31/04           16,244.75           13,962.22            13,371.34
09/30/04           16,330.99           13,978.67            13,380.84
10/31/04           16,471.52           14,009.52            13,407.30
11/30/04           16,335.65           13,975.40            13,373.68
12/31/04           16,535.15           14,034.56            13,422.80
01/31/05           16,689.68           14,051.30            13,424.26
02/28/05           16,634.16           14,044.48            13,423.37
03/31/05           16,529.25           14,025.24            13,418.92
04/30/05           16,789.92           14,075.13            13,449.71
05/31/05           16,908.58           14,111.81            13,480.78
06/30/05           17,013.49           14,161.60            13,529.59
07/31/05           16,936.59           14,158.29            13,532.82
08/31/05           17,107.58           14,208.46            13,572.76
09/30/05           16,992.36           14,221.68            13,591.45
10/31/05           16,889.17           14,217.23            13,591.69
11/30/05           16,970.25           14,241.74            13,614.44
12/31/05           17,116.18           14,283.73            13,657.10
01/31/06           17,162.37           14,320.99            13,693.38
02/28/06           17,277.60           14,360.58            13,723.65
03/31/06           17,158.44           14,364.54            13,727.55
04/30/06           17,152.54           14,377.36            13,748.00
05/31/06           17,228.95           14,421.30            13,795.92
06/30/06           17,164.09           14,441.15            13,803.17
07/31/06           17,368.25           14,510.44            13,858.76
08/31/06           17,625.97           14,596.28            13,930.85
09/30/06           17,748.57           14,669.62            13,984.56

                         [END CHART]

           DATA FROM 9/30/96 THROUGH 9/30/06.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE CUMULATIVE PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

12

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

The graph on page 11 illustrates the comparison of a $10,000 investment in the USAA Tax Exempt Short-Term Fund to the following benchmarks:

         o The broad-based Lehman Brothers Municipal Bond Index is an unmanaged index that tracks total return performance for the investment-grade, tax-exempt bond market. All tax-exempt bond funds will find it difficult to outperform the Lehman index, because funds have expenses.

         o The Lipper Short Municipal Debt Funds Index tracks the total return performance of the 10 largest funds within the Lipper Short Municipal Debt Funds category.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                       12-MONTH DIVIDEND YIELD COMPARISON

                  [CHART OF 12-MONTH DIVIDEND YIELD COMPARISON]

                              USAA TAX EXEMPT             LIPPER SHORT MUNICIPAL
                              SHORT-TERM FUND               DEBT FUNDS AVERAGE
9/30/1997                           4.54%                          4.27%
9/30/1998                           4.52                           4.08
9/30/1999                           4.55                           3.90
9/30/2000                           4.61                           4.20
9/30/2001                           4.29                           3.98
9/30/2002                           3.48                           2.99
9/30/2003                           2.92                           2.23
9/30/2004                           2.49                           2.02
9/30/2005                           2.93                           2.27
9/30/2006                           3.48                           2.80

                                   [END CHART]

         THE 12-MONTH DIVIDEND YIELD IS COMPUTED BY DIVIDING NET INVESTMENT INCOME DIVIDENDS PAID DURING THE PREVIOUS 12 MONTHS BY THE LATEST MONTH-END NET ASSET VALUE ADJUSTED FOR REALIZED CAPITAL GAIN DISTRIBUTIONS. THE GRAPH REPRESENTS DATA FOR PERIODS ENDING 9/30/97 TO 9/30/06.

         THE LIPPER SHORT MUNICIPAL DEBT FUNDS AVERAGE IS AN AVERAGE PERFORMANCE LEVEL OF ALL SHORT-TERM MUNICIPAL DEBT FUNDS, REPORTED BY LIPPER INC., AN INDEPENDENT ORGANIZATION THAT MONITORS THE PERFORMANCE OF MUTUAL FUNDS.

14

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

-------------------------------------------------------
                   TOP 10 INDUSTRIES
                   (% of Net Assets)
-------------------------------------------------------

Electric Utilities                                18.1%

General Obligation                                 9.8%

Hospital                                           9.1%

Appropriated Debt                                  7.4%

Nursing/CCRC                                       7.4%

Escrowed Bonds                                     7.1%

Specialty Chemicals                                4.2%

Diversified Banks                                  4.0%

Special Assessment/Tax/Fee                         4.0%

Multifamily Housing                                3.6%
-------------------------------------------------------

YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 17-32.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                    PORTFOLIO RATINGS MIX
                           9/30/06

                      [PIE CHART OF PORTFOLIO RATINGS MIX]

A                                                       29%
Securities with Short-Term Investment-Grade Ratings     23%
AAA                                                     20%
BBB                                                     15%
AA                                                      11%
Below Investment-Grade                                   2%

                        [END CHART]

         The four highest long-term credit ratings, in descending order of credit quality, are AAA, AA, A, and BBB. These categories represent investment-grade quality. This chart reflects the highest rating of either Moody's Investors Service, Standard & Poor's Ratings, Fitch Ratings, Dominion Bond Rating Service Ltd., or A.M. Best Co., Inc. If unrated by these agencies, USAA Investment Management Company must determine the equivalent rating.

         PERCENTAGES ARE OF THE TOTAL MARKET VALUE OF THE FUND'S INVESTMENTS.

16

 S H A R E H O L D E R
======================----------------------------------------------------------
                       Voting RESULTS

         On July 19, 2006, a meeting of shareholders was held to vote on a number of proposals relating to USAA mutual funds. Shareholders of record on May 26, 2006, were entitled to vote on each proposal shown below. All proposals were approved by the shareholders.

         The following proposals and voting results pertain to one or more series within USAA Tax Exempt Fund, Inc. (the Company). Votes shown for Proposal 1 are for the entire series of the Company. Votes shown for Proposal 2 are for the USAA Short-Term Fund.

PROPOSAL 1
--------------------------------------------------------------------------------

         Re-election of the Funds' Board of Trustees.

NUMBER OF SHARES VOTING
--------------------------------------------------------------------------------
    TRUSTEES                             FOR                     VOTES WITHHELD
--------------------------------------------------------------------------------
Richard A. Zucker                   2,163,420,153                 53,327,179
Barbara B. Dreeben                  2,160,043,095                 56,704,237
Robert L. Mason, Ph.D.              2,165,149,985                 51,597,347
Michael F. Reimherr                 2,165,100,631                 51,646,701
Christopher W. Claus                2,165,230,174                 51,517,158

PROPOSAL 2
--------------------------------------------------------------------------------

         Approval of a reorganization plan for the Fund.

NUMBER OF SHARES VOTING
--------------------------------------------------------------------------------
   FOR               AGAINST               ABSTAIN             BROKER NON-VOTE*
--------------------------------------------------------------------------------
60,097,107           736,959               771,124                2,956,331

         *Broker "non-votes" (i.e., proxies from brokers or nominees indicating that such persons have not received instruction from the beneficial owner or other person entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) are treated the same as abstentions and, as a result, had the effect of an "against" vote on the outcome of the proposals.

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA TAX EXEMPT SHORT-TERM FUND
SEPTEMBER 30, 2006 (UNAUDITED)

CATEGORIES AND DEFINITIONS
--------------------------------------------------------------------------------

         FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

         PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

         PERIODIC AUCTION RESET BONDS - interest rates are reset periodically through an auction mechanism. The bonds have the option to be sold at face value at each interest rate reset date to the extent that there are sufficient bids in the auction.

         VARIABLE-RATE DEMAND NOTES (VRDNs) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to a rate that reflects current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

         CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

             (LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.
             (LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following: Merrill Lynch & Co., Morgan Stanley, Wachovia Bank, N.A., and Wells Fargo Bank, N.A.

18

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA TAX EXEMPT SHORT-TERM FUND
SEPTEMBER 30, 2006 (UNAUDITED)

             (NBGA) Principal and interest payments are guaranteed by a nonbank guarantee agreement by one of the following:
                       Government National Mortgage Assoc. or Texas Permanent School Fund.
             (INS) Principal and interest payments are insured by one of the following: ACA Financial Guaranty Corp., AMBAC Assurance Corp., Financial Guaranty Insurance Co., Financial Security Assurance Holdings Ltd., MBIA Insurance Corp., Radian Asset Assurance, Inc., or XL Capital Assurance.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS
--------------------------------------------------------------------------------

             BAN       Bond Anticipation Note
             COP       Certificate of Participation
             CP        Commercial Paper
             ETM       Escrowed to final maturity
             GO        General Obligation
             IDA       Industrial Development Authority/Agency
             IDB       Industrial Development Board
             IDRB      Industrial Development Revenue Bond
             ISD       Independent School District
             MERLOT    Municipal Exempt Receipts-Liquidity Optional Tender
             MFH       Multifamily Housing
             PCRB      Pollution Control Revenue Bond
             PRE       Prerefunded to a date prior to maturity
             RB        Revenue Bond
             SAVRS     Select Auction Variable Rate Securities
             TAN       Tax Anticipation Note
             USD       Unified School District

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT SHORT-TERM FUND
SEPTEMBER 30, 2006 (UNAUDITED)

PRINCIPAL                                                                    COUPON           FINAL          MARKET
   AMOUNT   SECURITY                                                           RATE        MATURITY           VALUE
-------------------------------------------------------------------------------------------------------------------
            FIXED-RATE INSTRUMENTS (46.6%)

            ALABAMA (0.3%)
  $ 2,000   Mobile IDB PCRB, Series A                                          4.65%     12/01/2011      $    2,033
    1,000   Prattville Industrial Development PCRB,
              Series 1998                                                      4.90       9/01/2008           1,017
                                                                                                         ----------
                                                                                                              3,050
                                                                                                         ----------
            ALASKA (0.5%)
            North Slope Borough GO,
      245     Series 1998A (INS) (ETM)                                         4.60(a)    6/30/2008             230
    6,255     Series 1998A (INS)                                               4.60(a)    6/30/2008           5,872
                                                                                                         ----------
                                                                                                              6,102
                                                                                                         ----------
            ARIZONA (0.9%)
            Arizona Health Facilities Auth. RB,
    1,495     Series 2004A                                                     4.00       4/01/2010           1,497
    1,350     Series 2004A                                                     4.00       4/01/2012           1,349
            Pinal County Correctional Facilities IDA RB,
    1,010     Series 2006A (INS)                                               5.00      10/01/2010           1,049
    1,000     Series 2006A (INS)                                               5.25      10/01/2013           1,064
    1,710     Series 2006A (INS)                                               5.25      10/01/2014           1,825
    3,405   Prescott Health Care Facility IDA RB,
              Series 2001                                                      4.50      10/01/2006           3,406
                                                                                                         ----------
                                                                                                             10,190
                                                                                                         ----------
            ARKANSAS (0.2%)
    1,945   Springdale Sales and Use Tax RB,
              Series 2004 (INS) (PRE)                                          4.00       7/01/2016           1,964
                                                                                                         ----------
            CALIFORNIA (0.5%)
            Salinas USD GO,
    1,000     Series 2002A (INS)                                               4.21(a)   10/01/2014             737
    2,000     Series 2002C (INS)                                               4.21(a)    6/01/2014           1,493
            Santa Rosa Rancheria Tachi Yokut Tribe
              Enterprise RB,
    1,250     Series 2006(b)                                                   4.50       3/01/2011           1,244
    1,750     Series 2006(b)                                                   4.88       3/01/2016           1,754
                                                                                                         ----------
                                                                                                              5,228
                                                                                                         ----------
            COLORADO (0.7%)
      835   Beacon Point Metropolitan District RB,
              Series 2005B (LOC - Compass Bank)                                4.38      12/01/2015             852
            Denver Health and Hospital Auth. RB,
    1,180     Series 1998A                                                     5.13      12/01/2006           1,182
    1,250     Series 1998A                                                     5.25      12/01/2007           1,266

20

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT SHORT-TERM FUND
SEPTEMBER 30, 2006 (UNAUDITED)

PRINCIPAL                                                                    COUPON           FINAL          MARKET
   AMOUNT   SECURITY                                                           RATE        MATURITY           VALUE
-------------------------------------------------------------------------------------------------------------------
  $ 1,250     Series 1998A                                                     5.25%     12/01/2008      $    1,278
      150     Series 2001A                                                     5.25      12/01/2006             150
      370     Series 2001A                                                     5.25      12/01/2007             375
    2,525   High Plains Metropolitan District RB,
              Series 2005B (LOC - Compass Bank)                                4.38      12/01/2015           2,575
                                                                                                         ----------
                                                                                                              7,678
                                                                                                         ----------
            FLORIDA (0.6%)
    1,340   Clay County Development Auth. IDRB,
              Series 2002                                                      3.95       3/01/2011           1,352
    3,700   Jacksonville Economic Development
              Commission IDRB, Series 2002                                     4.00       3/01/2011           3,739
    2,000   Palm Beach County School Board COP,
              Series 2006A (INS)                                               5.00       8/01/2015           2,182
                                                                                                         ----------
                                                                                                              7,273
                                                                                                         ----------
            HAWAII (0.4%)
    4,720   Honolulu GO, Series 1999C (INS)                                    5.00       7/01/2008           4,840
                                                                                                         ----------
            IDAHO (0.2%)
            Health Facilities Auth. RB,
      950     Series 1998 (ETM)                                                5.38       5/01/2007             957
    1,005     Series 1998 (ETM)                                                5.38       5/01/2008           1,023
                                                                                                         ----------
                                                                                                              1,980
                                                                                                         ----------
            ILLINOIS (3.3%)
   20,000   Chicago Board of Education GO,
              Series 1999A (INS)(c)                                            4.50(a)   12/01/2009          17,799
    2,515   Chicago Special Assessment Improvement
              Bonds, Series 2002                                               6.13      12/01/2012           2,692
            Health Facilities Auth. RB,
      920     Series 2001 (Decatur Memorial Hospital)                          4.38      10/01/2006             920
      990     Series 2001 (Decatur Memorial Hospital)                          4.50      10/01/2007             996
    1,925     Series 2001A (Edward Hospital) (INS)                             4.20       2/15/2007           1,930
    2,000     Series 2001A (Edward Hospital) (INS)                             4.25       2/15/2008           2,019
    1,195     Series 2001A (Edward Hospital) (INS)                             5.00       2/15/2009           1,234
            Joliet School District #86 Debt Certificates,
    1,000     Series 2006                                                      4.50      12/01/2010           1,000
    2,355     Series 2006                                                      4.50      12/01/2011           2,356
    5,571   Pingree Grove, Special Tax Bonds,
              Series 05-1                                                      5.25       3/01/2015           5,683
                                                                                                         ----------
                                                                                                             36,629
                                                                                                         ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT SHORT-TERM FUND
SEPTEMBER 30, 2006 (UNAUDITED)

PRINCIPAL                                                                    COUPON           FINAL          MARKET
   AMOUNT   SECURITY                                                           RATE        MATURITY           VALUE
-------------------------------------------------------------------------------------------------------------------
            INDIANA (0.8%)
  $ 2,060   Health & Educational Facility Auth. RB,
              Series 2006B                                                     5.00%      2/15/2013      $    2,177
    3,000   Health Facility Financing Auth. RB,
              Series 1999A (INS)                                               5.00      11/01/2009           3,119
    3,750   Port Commission RB                                                 4.10       5/01/2012           3,764
                                                                                                         ----------
                                                                                                              9,060
                                                                                                         ----------
            IOWA (0.1%)
    1,000   Lansing PCRB, Series 1998                                          3.60      11/01/2008             990
                                                                                                         ----------

            KANSAS (0.2%)
    2,000   La Cygne Environmental Improvement RB,
              Series 2005 (INS)                                                4.05       3/01/2015           2,019
                                                                                                         ----------

            LOUISIANA (2.0%)
    3,600   Calcasieu Parish IDB RB, Series 2001                               4.80      12/01/2006           3,604
            Jefferson Parish School Board RB,
    3,170     Series 1998 (INS)                                                4.80(a)    9/01/2007           3,058
    2,090     Series 1998 (INS)                                                4.90(a)    3/01/2008           1,977
            Plaquemines Port, Harbor, and Terminal
              District RB,
    5,250     Series 1985B                                                     5.00       9/01/2007           5,253
    8,000     Series 1985C                                                     5.00       9/01/2007           8,005
                                                                                                         ----------
                                                                                                             21,897
                                                                                                         ----------
            MARYLAND (1.4%)
   10,000   Anne Arundel County PCRB, Series 1984                              4.10       7/01/2014          10,034
    5,465   Health and Higher Education Facilities
              Auth. RB, Series 2003C
              (acquired 3/05/2003; cost $6,300)(d)                             5.00       2/01/2013           5,760
                                                                                                         ----------
                                                                                                             15,794
                                                                                                         ----------
            MASSACHUSETTS (1.8%)
            Commonwealth GO,
   12,575     Series 2000B (ETM)                                               5.50       6/01/2008          12,970
    1,425     Series 2000B (ETM)                                               5.50       6/01/2008           1,470
            Health and Educational Facilities Auth. RB,
    3,645     Series 1998B (INS)                                               5.25       7/01/2007           3,683
    1,640     Series 1998B (INS)                                               5.25       7/01/2008           1,677
                                                                                                         ----------
                                                                                                             19,800
                                                                                                         ----------

22

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT SHORT-TERM FUND
SEPTEMBER 30, 2006 (UNAUDITED)

PRINCIPAL                                                                    COUPON           FINAL          MARKET
   AMOUNT   SECURITY                                                           RATE        MATURITY           VALUE
-------------------------------------------------------------------------------------------------------------------
            MICHIGAN (0.9%)
            Hospital Finance Auth. RB, Henry Ford
              Health System
  $ 1,000     Series 2006A                                                     5.00%     11/15/2014      $    1,072
    1,000     Series 2006A                                                     5.00      11/15/2015           1,075
            Hospital Finance Auth. RB, Genesys Health
              System Medical Center,
    2,500     Series 1998A (ETM)                                               5.50      10/01/2006           2,500
    1,500     Series 1998A (ETM)                                               5.50      10/01/2007           1,529
    1,000     Series 1998A (ETM)                                               5.50      10/01/2008           1,037
    2,900   Wayne County COP (INS)                                             5.63       5/01/2011           3,030
                                                                                                         ----------
                                                                                                             10,243
                                                                                                         ----------
            MINNESOTA (0.4%)
    1,000   Higher Education Facilities Auth. RB,
              Series Six-I                                                     4.00       4/01/2015           1,010
            St. Paul Housing and Redevelopment
              Auth. Hospital RB,
    1,560     Series 1997A                                                     5.30      11/01/2006           1,562
    1,645     Series 1997A                                                     5.35      11/01/2007           1,663
                                                                                                         ----------
                                                                                                              4,235
                                                                                                         ----------
            MISSISSIPPI (1.4%)
            Jones County Hospital RB,
    1,050     Series 1997 (ETM)                                                5.00      12/01/2006           1,052
    1,105     Series 1997 (ETM)                                                5.10      12/01/2007           1,123
    1,155     Series 1997 (PRE)                                                5.20      12/01/2008           1,175
    7,535   Lafayette County Hospital RB,
              Series 1997 (ETM)                                                5.50       3/01/2009           7,725
    4,330   Mississippi Hospital Equipment and Facilities
              Auth. RB, Series 2006                                            5.00      12/01/2014           4,541
                                                                                                         ----------
                                                                                                             15,616
                                                                                                         ----------
            MISSOURI (1.1%)
            Fenton Tax Increment RB,
    1,000     Series 2006                                                      4.00       4/01/2009           1,001
    2,440     Series 2006                                                      4.10       4/01/2010           2,456
    1,200     Series 2006                                                      5.00       4/01/2011           1,250
    1,750     Series 2006                                                      5.00       4/01/2012           1,831
    1,055   Missouri Joint Municipal Electric Utility
              Commission RB, Series 2006 (INS)                                 5.00       1/01/2015           1,145
    5,000   State Environmental Improvement and
              Energy Resources Auth. RB, Series 1993                           4.00       1/02/2012           4,992
                                                                                                         ----------
                                                                                                             12,675
                                                                                                         ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT SHORT-TERM FUND
SEPTEMBER 30, 2006 (UNAUDITED)

PRINCIPAL                                                                    COUPON           FINAL          MARKET
   AMOUNT   SECURITY                                                           RATE        MATURITY           VALUE
-------------------------------------------------------------------------------------------------------------------
            NEBRASKA (0.3%)
            Investment Finance Auth. Hospital RB,
  $   440     Series 1997 (INS)                                                5.00%     11/15/2006      $      441
      410     Series 1997 (INS)                                                5.00      11/15/2007             416
      505     Series 1997 (INS)                                                5.05      11/15/2008             517
    2,570   O'Neil IDRB, Series 2001                                           4.80       5/01/2009           2,632
                                                                                                         ----------
                                                                                                              4,006
                                                                                                         ----------
            NEW JERSEY (2.3%)
    3,500   Bayonne BAN, Series 2006                                           5.00      10/27/2006           3,501
    2,500   Bayonne GO Temporary Notes, Series 2006                            5.00      10/27/2006           2,501
            Bayonne TAN,
    3,500     Series 2006A                                                     5.00      10/13/2006           3,500
    5,500     Series 2006B                                                     5.00      12/11/2006           5,502
    9,640   Transit Corp. COP, Series 2002B                                    5.75       9/15/2014          10,592
                                                                                                         ----------
                                                                                                             25,596
                                                                                                         ----------
            NEW MEXICO (0.5%)
            Jicarilla Apache Nation RB,
    1,500     Series 2003A(b)                                                  5.00       9/01/2011           1,563
    1,850     Series 2003A(b)                                                  5.00       9/01/2013           1,939
    2,120   Sandoval County Incentive Payment RB,
              Series 2005                                                      4.00       6/01/2015           2,130
                                                                                                         ----------
                                                                                                              5,632
                                                                                                         ----------
            NEW YORK (8.2%)
    2,450   Albany IDA RB, Series 2002A                                        5.25       7/01/2008           2,495
    7,000   Convention Center Operating Corp. COP (PRE)                        5.25       6/01/2008           7,129
    5,000   Dormitory Auth. RB, Good Samaritan Hospital,
              Series 1998A (INS) (ETM)                                         5.50       7/01/2009           5,258
            Dormitory Auth. RB, NYU Hospitals Center,
    1,000     Series 2006A(e)                                                  5.00       7/01/2013           1,042
    2,510     Series 2006A(e)                                                  5.00       7/01/2014           2,617
    3,145     Series 2006A(e)                                                  5.00       7/01/2015           3,283
    4,000   East Rochester Housing Auth. RB,
              Series 2002A (NBGA)                                              3.75      12/20/2012           3,963
            New York City GO,
    6,420     Series 1998F                                                     5.50       8/01/2007           6,523
    1,085     Series 1999H (ETM)                                               5.00       3/15/2008           1,109
    1,915     Series 1999H                                                     5.00       3/15/2008           1,955
    3,750     Series 2001A (ETM)                                               5.00       5/15/2007           3,787
    3,940     Series 2001A (ETM)                                               5.00       5/15/2008           4,035
    9,640     Series 2006J-1                                                   5.00       6/01/2014          10,401

24

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT SHORT-TERM FUND
SEPTEMBER 30, 2006 (UNAUDITED)

PRINCIPAL                                                                    COUPON           FINAL          MARKET
   AMOUNT   SECURITY                                                           RATE        MATURITY           VALUE
-------------------------------------------------------------------------------------------------------------------
            New York City Transitional Finance Auth. RB,
  $ 2,150     Series 1999A (ETM)                                               5.00%      8/15/2008      $    2,210
    7,850     Series 1999A (economically defeased)                             5.00       8/15/2008           8,070
    5,095   Suffolk County IDA RB, Series 2006                                 4.30      11/01/2011           5,136
    2,000   Thruway Auth. Highway and Bridge Service
              Contract Bonds, Series 2003A                                     5.00       3/15/2010           2,094
            Thruway Auth. Highway and Bridge Trust
              Fund Bonds,
   10,000     Series 1999B (INS) (ETM)(c)                                      5.00       4/01/2008          10,220
    7,650     Series 2000B (INS) (ETM)                                         5.50       4/01/2008           7,878
    1,655   Ulster County IDA RB, Series 1999
              (LOC - Manufacturers & Traders Trust Co)                         5.20      11/15/2009           1,707
                                                                                                         ----------
                                                                                                             90,912
                                                                                                         ----------
            NORTH CAROLINA (0.6%)
    6,650   Eastern Municipal Power Agency RB,
              Series 1993C                                                     5.50       1/01/2007           6,679
                                                                                                         ----------
            OHIO (0.5%)
    1,285   American Municipal Power, Inc. BAN,
              Series 2000                                                      4.00       8/17/2007           1,285
            Franklin County Health Care Facilities RB,
      475     Series 1997                                                      5.15       7/01/2007             478
      600     Series 1997                                                      5.25       7/01/2008             610
            Miami County Hospital Facilities RB,
    1,240     Series 2006                                                      5.25       5/15/2011           1,298
    1,865     Series 2006                                                      5.25       5/15/2012           1,965
                                                                                                         ----------
                                                                                                              5,636
                                                                                                         ----------
            OREGON (0.5%)
    5,400   Tri-County Metropolitan Transportation
              District RB, Series 2006 (INS)                                   4.00       5/01/2014           5,432
                                                                                                         ----------

            PENNSYLVANIA (0.3%)
    3,990   Hampden IDA RB, Series 1999                                        4.70       1/01/2007           4,001
                                                                                                         ----------

            PUERTO RICO (4.0%)
   10,000   Government Development Bank CP                                     3.85      10/03/2006           9,999
   26,116   Government Development Bank CP                                     3.90      12/06/2006          26,116
    7,500   Government Development Bank Notes,
              Series 2006B                                                     5.00      12/01/2014           8,032
                                                                                                         ----------
                                                                                                             44,147
                                                                                                         ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT SHORT-TERM FUND
SEPTEMBER 30, 2006 (UNAUDITED)

PRINCIPAL                                                                    COUPON           FINAL          MARKET
   AMOUNT   SECURITY                                                           RATE        MATURITY           VALUE
-------------------------------------------------------------------------------------------------------------------
            SOUTH CAROLINA (0.5%)
  $ 2,125   Georgetown County PCRB, Series 1999A                               5.13%      2/01/2012      $    2,220
    3,000   Jobs EDA Health Facilities RB,
              Series 2002F-1 (INS)                                             4.05       4/01/2013           3,029
                                                                                                         ----------
                                                                                                              5,249
                                                                                                         ----------
            SOUTH DAKOTA (0.2%)
    1,895   Sioux Falls Health Care Facilities RB,
              Series 2001                                                      4.50      10/01/2006           1,895
                                                                                                         ----------

            TENNESSEE (0.1%)
      965   Springfield Hospital RB, Series 1998                               4.90       8/01/2008             968
                                                                                                         ----------

            TEXAS (6.5%)
    2,485   Austin Higher Education Auth. RB, Series 1998                      4.80       8/01/2009           2,518
    3,355   Bexar County Limited Tax GO, Series 1999                           4.45(a)    6/15/2007           3,270
            Duncanville ISD GO,
    2,095     Series 2001A (NBGA)                                              4.31(a)    2/15/2007           2,067
    2,095     Series 2001A (NBGA)                                              4.42(a)    2/15/2008           1,994
   13,100   Gulf Coast Waste Disposal Auth. RB,
              Series 2001                                                      4.20      11/01/2006          13,101
      750   Harlandale ISD School Refunding Bonds,
              Series 2000 (NBGA)                                               5.10(a)    8/15/2008             701
            Harrison County Health Facilities Development
              Corp. RB,
    1,055     Series 1998 (INS) (ETM)                                          4.80       1/01/2007           1,058
    1,110     Series 1998 (INS) (ETM)                                          4.90       1/01/2008           1,128
            Hidalgo County Health Services Corp. RB,
    1,090     Series 2005                                                      4.00       8/15/2008           1,084
      190     Series 2005                                                      5.00       8/15/2010             195
    3,000   Houston ISD GO, Series 1999A (NBGA)                                4.55(a)    2/15/2009           2,746
            Houston ISD Public Facility Corp. RB,
    3,885     Series 1998A (INS)                                               4.85(a)    9/15/2007           3,754
    3,885     Series 1998A (INS)                                               4.90(a)    9/15/2008           3,615
    4,805     Series 1998B (INS)                                               4.85(a)    9/15/2007           4,643
    5,260     Series 1998B (INS)                                               4.90(a)    9/15/2008           4,894
            Lewisville ISD Tax Refunding Bonds,
    4,000     Series 2006 (NBGA)                                               4.01(a)    8/15/2010           3,462
    3,000     Series 2006 (NBGA)                                               4.07(a)    8/15/2011           2,496
    2,440   Lewisville RB, Series 1998 (INS)                                   5.00       9/01/2010           2,497
            Northwest ISD GO,
    1,220     Series 2006 (NBGA)(e)                                            4.01(a)    2/15/2013             957
    1,000     Series 2006 (NBGA)(e)                                            4.07(a)    2/15/2014             752

26

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT SHORT-TERM FUND
SEPTEMBER 30, 2006 (UNAUDITED)

PRINCIPAL                                                                    COUPON           FINAL          MARKET
   AMOUNT   SECURITY                                                           RATE        MATURITY           VALUE
-------------------------------------------------------------------------------------------------------------------
  $ 8,150   Plano ISD GO, Series 2001 (NBGA)                                   4.42%(a)   2/15/2008      $    7,756
    1,250   Tarrant County Cultural Education Facilities
              Finance Corp. RB, Series 2006A                                   5.75      11/15/2015           1,320
            Wylie ISD GO,
    1,580     Series 2001 (NBGA) (ETM)                                         4.29(a)    8/15/2007           1,532
      800     Series 2001 (NBGA)                                               4.29(a)    8/15/2007             775
      710     Series 2001 (NBGA) (ETM)                                         4.40(a)    8/15/2008             664
      675     Series 2001 (NBGA)                                               4.40(a)    8/15/2008             631
    1,225     Series 2001 (NBGA) (ETM)                                         4.50(a)    8/15/2009           1,104
    2,155     Series 2001 (NBGA)                                               4.50(a)    8/15/2009           1,939
                                                                                                         ----------
                                                                                                             72,653
                                                                                                         ----------
            UTAH (1.7%)
   18,470   Jordanelle Special Service District, Improvement
              District #2005-2 Warrants, Series 2005-2
              (acquired 06/14/2006; cost $18,470)(d),(g)                       4.58       6/20/2009          18,566
                                                                                                         ----------

            VIRGINIA (2.1%)
   18,665   Chesapeake Port Facility IDA RB, Series 2004                       3.90       3/01/2013          18,367
    3,000   Chesterfield County IDA PCRB, Series 1987C                         4.95      12/01/2007           3,005
    2,000   Newport News IDA IDRB, Series 2000                                 5.50       9/01/2008           2,074
                                                                                                         ----------
                                                                                                             23,446
                                                                                                         ----------
            WISCONSIN (0.6%)
    6,885   Kenosha GO, Series 1998B (INS) (ETM)                               4.50(a)   10/15/2008           6,398
                                                                                                         ----------
            Total Fixed-Rate Instruments (cost: $512,870)                                                   518,479
                                                                                                         ----------

            PUT BONDS (29.6%)

            ARIZONA (1.6%)
            Maricopa County PCRB,
   10,000     Series 2000B                                                     2.90       6/01/2035           9,686
    8,000     Series 2003A                                                     4.00       1/01/2038           7,937
                                                                                                         ----------
                                                                                                             17,623
                                                                                                         ----------
            CALIFORNIA (3.6%)
    6,050   Fresno MFH RB, Series 1997A                                        4.88       1/01/2028           6,136
            Health Facilities Financing Auth. RB,
      245     Series H (PRE)                                                   4.45       7/01/2026             255
    2,755     Series H                                                         4.45       7/01/2026           2,819
            Statewide Communities Development Auth. RB,
    5,000     Series 1999F                                                     5.30       6/01/2029           5,097
    5,775     Series 2002C                                                     3.85      11/01/2029           5,730

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT SHORT-TERM FUND
SEPTEMBER 30, 2006 (UNAUDITED)

PRINCIPAL                                                                    COUPON           FINAL          MARKET
   AMOUNT   SECURITY                                                           RATE        MATURITY           VALUE
-------------------------------------------------------------------------------------------------------------------
  $ 7,000     Series 2002D                                                     4.35%     11/01/2036      $    7,026
    5,000     Series 2006B (INS)                                               4.10       4/01/2028           5,117
    8,500     Series I                                                         3.45       4/01/2035           8,348
                                                                                                         ----------
                                                                                                             40,528
                                                                                                         ----------
            COLORADO (1.2%)
    3,000   Health Facilities Auth. RB, Series 2004B                           3.75       6/01/2034           2,966
   10,000   Regional Transportation District COP,
              Series 2002A (INS)                                               2.30      12/01/2022           9,884
                                                                                                         ----------
                                                                                                             12,850
                                                                                                         ----------
            FLORIDA (3.6%)
            Highlands County Health Facilities Auth. RB,
    5,000     Series 2002                                                      3.95      11/15/2032           4,969
    7,500     Series 2005I                                                     5.00      11/15/2029           7,744
   19,390   Hillsborough County, IDA PCRB                                      4.00       5/15/2018          19,403
    5,000   Miami-Dade County School Board COP,
              Series 2003B (INS)                                               5.00       5/01/2031           5,262
    2,500   Univ. Athletic Association, Inc. RB,
              Series 2001 (LOC - SunTrust Bank)                                2.80      10/01/2031           2,442
                                                                                                         ----------
                                                                                                             39,820
                                                                                                         ----------
            ILLINOIS (1.3%)
            Educational Facilities Auth. RB,
    1,250     Series 1998A                                                     4.13       3/01/2030           1,254
   12,000     Series 2000A                                                     3.65       3/01/2034          11,876
    1,900     Series 2002                                                      3.90      11/01/2036           1,890
                                                                                                         ----------
                                                                                                             15,020
                                                                                                         ----------
            INDIANA (1.2%)
            Rockport PCRB,
    7,500     Series 2002A                                                     4.90       6/01/2025           7,570
    6,000     Series 2003C                                                     2.63       4/01/2025           6,000
                                                                                                         ----------
                                                                                                             13,570
                                                                                                         ----------
            IOWA (0.8%)
    8,500   Chillicothe PCRB, Series 1998                                      3.60      11/01/2023           8,420
                                                                                                         ----------

            LOUISIANA (0.4%)
    5,000   Offshore Terminal Auth. RB, Series 2001                            3.65      10/01/2021           4,984
                                                                                                         ----------

            MICHIGAN (0.4%)
    5,000   Hospital Finance Auth. RB, Series 1999A                            5.30      11/15/2033           5,010
                                                                                                         ----------

28

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT SHORT-TERM FUND
SEPTEMBER 30, 2006 (UNAUDITED)

PRINCIPAL                                                                    COUPON           FINAL          MARKET
   AMOUNT   SECURITY                                                           RATE        MATURITY           VALUE
-------------------------------------------------------------------------------------------------------------------
            MISSOURI (0.4%)
  $ 4,000   Bi-State Development Agency Mass Transit
              Sales Tax Appropriation Bonds, Series
              2005A (LOC - JPMorgan Chase Bank, N.A.)                          3.95%     10/01/2035      $    4,027
                                                                                                         ----------
            NEW MEXICO (0.5%)
    5,500   Farmington PCRB, Series 2002A (INS)                                4.00       6/01/2032           5,512
                                                                                                         ----------
            NEW YORK (5.8%)
    2,000   Amherst IDA RB, Series 2006A (INS)                                 4.20      10/01/2031           2,001
    9,260   Brookhaven IDA RB, Series 2001                                     4.38      11/01/2031           9,263
   15,000   Dormitory Auth. RB, State Univ.,
              Series 2003B (INS)                                               5.25       7/01/2032          16,373
   34,475   Urban Development Corp. RB, Series 2002A                           5.50       1/01/2017          36,833
                                                                                                         ----------
                                                                                                             64,470
                                                                                                         ----------
            OHIO (0.6%)
    5,000   Air Quality Development Auth. PCRB,
              Series 2002A                                                     4.20       1/01/2029           4,998
    2,015   Allen County Economic Development RB,
              Series 1998 (LOC - National City Bank)                           3.00       4/15/2018           1,990
                                                                                                         ----------
                                                                                                              6,988
                                                                                                         ----------
            RHODE ISLAND (0.2%)
    2,280   Health and Educational Building Corp. RB,
              Series 2003B (LOC - Citizens Bank of
              Rhode Island)                                                    2.55       9/15/2033           2,243
                                                                                                         ----------
            SOUTH DAKOTA (0.6%)
    7,085   Rapid City Health Facility RB, Series 2001                         4.50      11/01/2021           7,088
                                                                                                         ----------
            TEXAS (4.2%)
   19,000   Brazos River Harbor Navigation RB,
              Series 2002B-2                                                   4.75       5/15/2033          19,099
    3,000   Lewisville RB, Series 2001 (LOC - Wells
              Fargo Bank, N.A.) (PRE)                                          4.13       5/01/2031           3,001
   10,000   Northside ISD Refunding Bonds,
              Series 2006C (NBGA)(c)                                           4.10       6/01/2035          10,133
            Red River Education Finance Corp. RB,
   12,000     Series 2001                                                      2.75       3/01/2031          11,647
    2,500     Series 2004 (LOC - Allied Irish Banks plc)                       2.10      12/01/2034           2,434
                                                                                                         ----------
                                                                                                             46,314
                                                                                                         ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT SHORT-TERM FUND
SEPTEMBER 30, 2006 (UNAUDITED)

PRINCIPAL                                                                    COUPON           FINAL          MARKET
   AMOUNT   SECURITY                                                           RATE        MATURITY           VALUE
-------------------------------------------------------------------------------------------------------------------
            VIRGINIA (0.3%)
  $ 3,750   Peninsula Ports Auth. Coal Terminal RB,
              Series 2003                                                      3.30%     10/01/2033      $    3,700
                                                                                                         ----------

            WISCONSIN (0.3%)
    3,000   Health and Educational Facilities Auth. RB,
              Series 2004 (LOC - Citibank, N.A.)                               5.00       1/01/2034           3,106
                                                                                                         ----------

            WYOMING (2.6%)
   15,000   Lincoln County PCRB, Series 1991                                   3.40       1/01/2016          14,632
   14,000   Sweetwater County PCRB                                             3.90      12/01/2014          13,772
                                                                                                         ----------
                                                                                                             28,404
                                                                                                         ----------
            Total Put Bonds (cost: $330,332)                                                                329,677
                                                                                                         ----------
            PERIODIC AUCTION RESET BONDS (6.0%)

            ARIZONA (1.1%)
   12,405   Maricopa County IDA MFH RB, Series 2003B                           4.14       1/01/2039          12,405
                                                                                                         ----------
            CALIFORNIA (1.8%)
            Statewide Communities Development Auth.
              COP, SAVRS,
   10,200     Series 1998 (INS)                                                4.35      12/01/2028          10,200
    8,000     Series 1999 (INS)                                                4.00       5/15/2029           8,000
      450     Series TJT5 (INS)                                                4.20       5/15/2029             450
    1,200     Series TMG9 (INS)                                                4.30       5/15/2029           1,200
                                                                                                         ----------
                                                                                                             19,850
                                                                                                         ----------
            FLORIDA (1.5%)
    8,100   Brevard County Health Facilities Auth. RB,
              SAVRS, Series 1998 (INS)                                         4.35      12/01/2028           8,100
    8,550   Volusia County IDA RB, SAVRS,
              Series 1998 (INS)                                                4.35      12/01/2028           8,550
                                                                                                         ----------
                                                                                                             16,650
                                                                                                         ----------
            KENTUCKY (0.1%)
      800   Economic Development Finance Auth. RB,
              SAVRS, Series 1998 (INS)                                         4.35      12/01/2028             800
                                                                                                         ----------

            OKLAHOMA (1.1%)
   12,160   Tulsa County Industrial Auth. MFH RB, SAVRS,
              Series 2002B                                                     4.40       1/01/2039          12,160
                                                                                                         ----------

30

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT SHORT-TERM FUND
SEPTEMBER 30, 2006 (UNAUDITED)

PRINCIPAL                                                                    COUPON           FINAL          MARKET
   AMOUNT   SECURITY                                                           RATE        MATURITY           VALUE
-------------------------------------------------------------------------------------------------------------------
            TEXAS (0.4%)
  $ 5,000   Housing Options, Inc. MFH RB, Series 2003A                         4.20%      1/01/2039      $    5,000
                                                                                                         ----------
            Total Periodic Auction Reset Bonds (cost: $66,865)                                               66,865
                                                                                                         ----------
            VARIABLE-RATE DEMAND NOTES (19.8%)

            ALABAMA (4.2%)
   46,550   McIntosh IDRB, Series 1998D                                        4.16       7/01/2028          46,550
                                                                                                         ----------
            ARKANSAS (0.5%)
    5,175   Texarkana IDRB, Series 1991                                        6.64       3/01/2021           5,175
                                                                                                         ----------
            CALIFORNIA (0.1%)
    1,000   Sacramento Municipal Utility District Financing
              Auth. RB, Series 2006, P-FLOAT,
              Series PT-3467 (INS) (LIQ)(b)                                    3.77       7/01/2021           1,000
                                                                                                         ----------
            DELAWARE (0.9%)
   10,100   EDA RB, Series 1999A                                               3.90       7/01/2024          10,100
                                                                                                         ----------
            GEORGIA (0.4%)
    4,000   La Grange Development Auth. RB, Series 1989                        4.04      10/01/2012           4,000
                                                                                                         ----------
            IDAHO (1.8%)
   19,885   American Falls Reservoir District RB, Series 2000                  3.80       2/01/2025          19,885
                                                                                                         ----------
            ILLINOIS (0.0%)(f)
      110   West Frankfort Commercial Redevelopment RB                         6.20       4/01/2007             110
                                                                                                         ----------
            IOWA (0.4%)
    4,615   Storm Lake Higher Education Facilities RB,
              Series 2000 (LIQ)                                                3.89      11/01/2015           4,615
                                                                                                         ----------
            LOUISIANA (1.5%)
            Public Facilities Auth. Equipment and Capital
              Facilities Pooled Loan Program RB,
    4,680     Series 2000 (LOC - Capital One, N.A.)                            4.24       7/01/2027           4,680
    2,855     Series 2001 (LOC - Capital One, N.A.)                            4.24       7/01/2023           2,855
    3,730     Series 2001A (LOC - Capital One, N.A.)                           4.24       7/01/2022           3,730
    5,500   West Baton Rouge Parish Industrial
              District No. 3 RB, Series 1994B                                  3.93      12/01/2016           5,500
                                                                                                         ----------
                                                                                                             16,765
                                                                                                         ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT SHORT-TERM FUND
SEPTEMBER 30, 2006 (UNAUDITED)

PRINCIPAL                                                                    COUPON           FINAL          MARKET
   AMOUNT   SECURITY                                                           RATE        MATURITY           VALUE
-------------------------------------------------------------------------------------------------------------------
            MICHIGAN (1.9%)
  $ 7,300   Job Development Auth. PCRB, Series 1985
              (LOC - Sumitomo Mitsui Banking Corp.)                            6.22%     10/01/2008      $    7,300
   14,200   Strategic Fund PCRB, Series 1985                                   7.38      12/01/2008          14,200
                                                                                                         ----------
                                                                                                             21,500
                                                                                                         ----------
            MISSOURI (0.4%)
    4,864   Branson Creek Community Improvement
              District Special Assessment Bonds,
              Series 2002 (LOC - Regions Bank)                                 4.01       3/01/2022           4,864
                                                                                                         ----------

            NEW YORK (1.6%)
   17,967   New York City IDA, Fiscal 2004A, Floater
              Certificates, Series 2004-921 (LIQ)(b)                           3.94       5/01/2029          17,967
                                                                                                         ----------

            OHIO (1.9%)
            Air Quality Development Auth. PCRB,
    9,700     Series 1995B                                                     3.95       9/01/2030           9,700
    4,000     Series 1999B                                                     3.90       6/01/2033           4,000
    7,640   Marion County RB, Series 2002
              (LOC - Sky Bank)                                                 4.24       9/01/2024           7,640
                                                                                                         ----------
                                                                                                             21,340
                                                                                                         ----------
            PENNSYLVANIA (0.8%)
    9,100   Berks County IDA RB, Series 1982 (INS)                             4.60       7/01/2016           9,100
                                                                                                         ----------

            PUERTO RICO (0.1%)
    1,000   Commonwealth Public Improvement
              Bonds of 2000 GO, MERLOT,
              Series 2000EE (INS) (LIQ)(b)                                     3.75       7/01/2029           1,000
                                                                                                         ----------

            UTAH (0.0%)(f)
      500   Jordanelle Special Service District Bonds,
              Series 2005 (LOC - Wells Fargo Bank, N.A.)                       3.74       9/01/2025             500
                                                                                                         ----------

            VIRGINIA (0.3%)
      410   Henrico County EDA RB,
              Series 2003B (LOC - Branch
              Banking & Trust Co.)                                             3.75       7/01/2008             410
    2,340   Richmond IDA Educational Facilities RB,
              Series 2001 (LOC - SunTrust Bank)                                3.78      12/01/2031           2,340
                                                                                                         ----------
                                                                                                              2,750
                                                                                                         ----------

32

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT SHORT-TERM FUND
SEPTEMBER 30, 2006 (UNAUDITED)

PRINCIPAL                                                                    COUPON           FINAL          MARKET
   AMOUNT   SECURITY                                                           RATE        MATURITY           VALUE
-------------------------------------------------------------------------------------------------------------------
            WYOMING (3.0%)
  $ 8,485   Converse County PCRB, Series 1992                                  4.10%     12/01/2020      $    8,485
            Sweetwater County PCRB,
    9,335     Series 1992A                                                     4.10      12/01/2020           9,335
    3,500     Series 1992B                                                     4.10      12/01/2020           3,500
   12,300     Series 1996C                                                     3.82       7/15/2026          12,300
                                                                                                         ----------
                                                                                                             33,620
                                                                                                         ----------
            Total Variable-Rate Demand Notes (cost: $220,841)                                               220,841
                                                                                                         ----------

            TOTAL INVESTMENTS (COST: $1,130,908)                                                         $1,135,862
                                                                                                         ==========

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA TAX EXEMPT SHORT-TERM FUND
SEPTEMBER 30, 2006 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         Values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

         The portfolio of investments category percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%.

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) Zero-coupon security. Rate represents the effective yield at the date of purchase.

         (b) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Investment Management Company (the Manager) under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

         (c) At September 30, 2006, portions of these securities were segregated to cover when-issued purchases.

         (d) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board of Trustees. The aggregate market value of these securities at September 30, 2006, was $24,326,000, which represented 2.2% of the Fund's net assets.

         (e) At September 30, 2006, the aggregate market value of securities purchased on a when-issued basis was $8,651,000.

         (f) Represents less than 0.1% of net assets.

         (g) Security is a construction loan, whereby the principal is drawn down in monthly installment payments over the construction period of the project. The settlement date resets monthly until all principal has been drawn.

         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

34

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA TAX EXEMPT SHORT-TERM FUND
SEPTEMBER 30, 2006 (UNAUDITED)

ASSETS
  Investments in securities, at market value (identified cost of $1,130,908)      $1,135,862
  Cash                                                                                    14
  Receivables:
     Capital shares sold                                                                 570
     Interest                                                                         11,147
                                                                                  ----------
        Total assets                                                               1,147,593
                                                                                  ----------
LIABILITIES
  Payables:
     Securities purchased                                                             31,121
     Capital shares redeemed                                                           1,765
     Dividends on capital shares                                                         780
  Accrued management fees                                                                299
  Accrued transfer agent's fees                                                            3
  Other accrued expenses and payables                                                     21
                                                                                  ----------
        Total liabilities                                                             33,989
                                                                                  ----------
           Net assets applicable to capital shares outstanding                    $1,113,604
                                                                                  ==========
NET ASSETS CONSIST OF:
  Paid-in capital                                                                 $1,112,332
  Accumulated net realized loss on investments                                        (3,682)
  Net unrealized appreciation of investments                                           4,954
                                                                                  ----------
           Net assets applicable to capital shares outstanding                    $1,113,604
                                                                                  ==========
  Capital shares outstanding, unlimited number of shares authorized,
     no par value                                                                    104,895
                                                                                  ==========
  Net asset value, redemption price, and offering price per share                 $    10.62
                                                                                  ==========

  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA TAX EXEMPT SHORT-TERM FUND
SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2006 (UNAUDITED)

INVESTMENT INCOME
  Interest                                                    $23,792
                                                              -------
EXPENSES
  Management fees                                               1,759
  Administration and servicing fees                               851
  Transfer agent's fees                                           271
  Custody and accounting fees                                      97
  Postage                                                          39
  Shareholder reporting fees                                       19
  Trustees' fees                                                    6
  Registration fees                                                24
  Professional fees                                                35
  Other                                                            10
                                                              -------
     Total expenses                                             3,111
  Expenses paid indirectly                                        (16)
                                                              -------
     Net expenses                                               3,095
                                                              -------
NET INVESTMENT INCOME                                          20,697
                                                              -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized loss                                              (545)
  Change in net unrealized appreciation/depreciation            3,671
                                                              -------
     Net realized and unrealized gain                           3,126
                                                              -------
  Increase in net assets resulting from operations            $23,823
                                                              =======

  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

36

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA TAX EXEMPT SHORT-TERM FUND
SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2006 (UNAUDITED),
AND YEAR ENDED MARCH 31, 2006

                                                              9/30/2006        3/31/2006
                                                             ---------------------------
FROM OPERATIONS
  Net investment income                                      $   20,697       $   38,906
  Net realized loss on investments                                 (545)          (1,725)
  Change in unrealized appreciation/depreciation
     of investments                                               3,671           (8,408)
                                                             ---------------------------
     Increase in net assets resulting from operations            23,823           28,773
                                                             ---------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                         (20,701)         (38,902)
                                                             ---------------------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold                                      93,206          261,874
  Reinvested dividends                                           15,262           29,234
  Cost of shares redeemed                                      (158,103)        (403,696)
                                                             ---------------------------
     Decrease in net assets from capital
        share transactions                                      (49,635)        (112,588)
                                                             ---------------------------
  Net decrease in net assets                                    (46,513)        (122,717)

NET ASSETS
  Beginning of period                                         1,160,117        1,282,834
                                                             ---------------------------
  End of period                                              $1,113,604       $1,160,117
                                                             ===========================
Accumulated undistributed net investment income:
  End of period                                              $        -       $        4
                                                             ===========================

CHANGE IN SHARES OUTSTANDING
  Shares sold                                                     8,813           24,600
  Shares issued for dividends reinvested                          1,443            2,745
  Shares redeemed                                               (14,948)         (37,905)
                                                             ---------------------------
     Decrease in shares outstanding                              (4,692)         (10,560)
                                                             ===========================

  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA TAX EXEMPT SHORT-TERM FUND
SEPTEMBER 30, 2006 (UNAUDITED)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA Mutual Funds Trust (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 39 separate funds. The information presented in this semiannual report pertains only to the USAA Tax Exempt Short-Term Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is to provide investors with interest income that is exempt from federal income tax.

           A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

              1. Debt securities are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of tax-exempt securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

              2. Debt securities purchased with original maturities of 60 days or less are valued at amortized cost, which approximates market value.

              3. Securities for which market quotations are not readily
                 available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined

38

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA TAX EXEMPT SHORT-TERM FUND
SEPTEMBER 30, 2006 (UNAUDITED)

                 by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value
                 (NAV) to be more reliable than it otherwise would be.

                 Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

           B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

           C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

           D. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA TAX EXEMPT SHORT-TERM FUND
SEPTEMBER 30, 2006 (UNAUDITED)

              a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested. As of September 30, 2006, net outstanding delayed-delivery commitments, including interest purchased, for the Fund were $8,619,000, all of which were when-issued securities.

           E. EXPENSES PAID INDIRECTLY - Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to reduce the Fund's expenses. For the six-month period ended September 30, 2006, these custodian and other bank credits reduced the Fund's expenses by $16,000.

           F. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

           G. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

40

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA TAX EXEMPT SHORT-TERM FUND
SEPTEMBER 30, 2006 (UNAUDITED)

(2) LINE OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates in a joint, short-term, revolving, committed loan agreement of $300 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

         The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.07% annually of the $300 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period.

         For the six-month period ended September 30, 2006, the Fund paid CAPCO facility fees of $1,000, which represents 3.4% of the total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the six-month period ended September 30, 2006.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of March 31, 2007, in accordance with applicable tax law.

         Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At March 31, 2006, the Fund had capital loss carryovers

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA TAX EXEMPT SHORT-TERM FUND
SEPTEMBER 30, 2006 (UNAUDITED)

         of $1,440,000, for federal income tax purposes, which, if not offset by subsequent capital gains, will expire between 2009 and 2014, as shown below. It is unlikely that the Trust's Board of Trustees will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been utilized or expire.

                                         CAPITAL LOSS CARRYOVERS
                               --------------------------------------
                                 EXPIRES                     BALANCE
                               ----------                  ----------
                                  2009                     $   85,000
                                  2012                        149,000
                                  2013                        941,000
                                  2014                        265,000
                                                           ----------
                                                     Total $1,440,000
                                                           ==========

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

         Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended September 30, 2006, were $143,954,000 and $114,819,000, respectively.

         As of September 30, 2006, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

         Gross unrealized appreciation and depreciation of investments as of September 30, 2006, were $7,052,000 and $2,098,000, respectively, resulting in net unrealized appreciation of $4,954,000.

(5) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

             A. MANAGEMENT FEES - The Manager carries out the Fund's investment policies and manages the Fund's portfolio. The investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the

42

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA TAX EXEMPT SHORT-TERM FUND
SEPTEMBER 30, 2006 (UNAUDITED)

              performance of the Lipper Short Municipal Debt Funds Index, which tracks the total return performance of the 10 largest funds in the Lipper Short Municipal Debt Funds category. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.28% of the Fund's average net assets for the fiscal year.

              The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. The performance period for the Fund consists of the current month plus the previous 35 months.

              The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee as referenced in the following chart:

OVER/UNDER PERFORMANCE                   ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                     AS A % OF THE FUND'S AVERAGE NET ASSETS
--------------------------------------------------------------------------------
+/- 0.20% to 0.50%                       +/- 0.04%
+/- 0.51% to 1.00%                       +/- 0.05%
+/- 1.01% and greater                    +/- 0.06%

(1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

              Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the Lipper Short Municipal Debt Funds Index over that period, even if the Fund had overall negative returns during the performance period.

              For the six-month period ended September 30, 2006, the Fund incurred total management fees, paid or payable to the Manager, of $1,759,000, which included a performance adjustment of

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA TAX EXEMPT SHORT-TERM FUND
SEPTEMBER 30, 2006 (UNAUDITED)

              $171,000 that increased the base management fee of 0.28% by 0.04%.

           B. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the six-month period ended September 30, 2006, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $851,000.

              In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain legal and tax services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of these expenses incurred by the Manager. For the six-month period ended September 30, 2006, the Fund reimbursed the Manager $16,000 for these legal and tax services. These expenses are included in the professional fees expenses on the Fund's statement of operations.

           C. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the six-month period ended September 30, 2006, the Fund incurred transfer agent's fees, paid or payable to SAS, of $271,000.

           D. UNDERWRITING SERVICES - The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

44

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA TAX EXEMPT SHORT-TERM FUND
SEPTEMBER 30, 2006 (UNAUDITED)

(6) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(7) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS
--------------------------------------------------------------------------------

         During the six-month period ended September 30, 2006, in accordance with affiliated transaction procedures approved by the Trust's Board of Trustees, purchases and sales of security transactions were executed between the Fund and the following affiliated USAA fund at the then-current market price with no brokerage commissions incurred.

                                                                     NET REALIZED
                                                       COST TO           LOSS
          SELLER                   PURCHASER          PURCHASER       TO SELLER
---------------------------------------------------------------------------------
USAA Tax Exempt               USAA Tax Exempt
   Intermediate-Term Fund        Short-Term Fund     $15,109,000      $(231,000)

(8) NEW ACCOUNTING PRONOUNCEMENT
--------------------------------------------------------------------------------

         On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the effective date. At this time, the Manager has not determined the effect, if any, that the adoption of FIN 48 will have on the Fund's financial statements.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA TAX EXEMPT SHORT-TERM FUND
SEPTEMBER 30, 2006 (UNAUDITED)

(9) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                      SIX-MONTH
                                     PERIOD ENDED
                                     SEPTEMBER 30,                                 YEAR ENDED MARCH 31,
                                    ---------------------------------------------------------------------------------------------
                                          2006              2006          2005              2004              2003           2002
                                    ---------------------------------------------------------------------------------------------
Net asset value at
   beginning of period              $    10.59        $    10.68    $    10.88        $    10.87        $    10.65     $    10.69
                                    ---------------------------------------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income                   .19               .34           .28               .28               .35            .42
   Net realized and unrealized
      gain (loss)                          .03              (.09)         (.20)              .01               .22           (.04)
                                    ---------------------------------------------------------------------------------------------
Total from investment
   operations                              .22               .25           .08               .29               .57            .38
                                    ---------------------------------------------------------------------------------------------
Less distributions:
   From net investment income             (.19)             (.34)         (.28)             (.28)             (.35)          (.42)
                                    ---------------------------------------------------------------------------------------------
   Net asset value at end
      of period                     $    10.62        $    10.59    $    10.68        $    10.88        $    10.87     $    10.65
                                    =============================================================================================
Total return (%)*                         2.13              2.40           .75              2.73              5.44           3.60
Net assets at end of period (000)   $1,113,604        $1,160,117    $1,282,834        $1,358,560        $1,254,255     $1,147,291
Ratio of expenses to
   average net assets (%)**(b)             .55(a)            .56           .55               .56               .54            .48
Ratio of net investment income
   to average net assets (%)**            3.65(a)           3.22          2.60              2.60              3.25           3.90
Portfolio turnover (%)                   14.71             24.37          7.75             22.13             14.14          20.67

  * Assumes reinvestment of all net investment income distributions during the period.
 ** For the six-month period ended September 30, 2006, average net assets were
    $1,130,514,000.
(a) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(b) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios as follows:
                                          (.00%)(+)         (.01%)        (.00%)(+)         (.00%)(+)         (.01%)         (.02%)
    (+) Represents less than 0.01% of average net assets.

46

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE

USAA TAX EXEMPT SHORT-TERM FUND
SEPTEMBER 30, 2006 (UNAUDITED)

EXAMPLE
--------------------------------------------------------------------------------

         As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

         The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of April 1, 2006, through September 30, 2006.

ACTUAL EXPENSES
--------------------------------------------------------------------------------

         The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
--------------------------------------------------------------------------------

         The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds.

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE
               (continued)

USAA TAX EXEMPT SHORT-TERM FUND
SEPTEMBER 30, 2006 (UNAUDITED)

         To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

         Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                 EXPENSES PAID
                                    BEGINNING              ENDING                DURING PERIOD*
                                  ACCOUNT VALUE         ACCOUNT VALUE            APRIL 1, 2006 -
                                  APRIL 1, 2006       SEPTEMBER 30, 2006       SEPTEMBER 30, 2006
                                 ----------------------------------------------------------------
Actual                              $1,000.00             $1,021.00                  $2.79
Hypothetical
   (5% return before expenses)       1,000.00              1,022.31                   2.79

         *Expenses are equal to the Fund's annualized expense ratio of 0.55%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/365 days (to reflect the one-half year period). The Fund's ending account value on the first line in the table is based on its actual total return of 2.13% for the six-month period of April 1, 2006, through September 30, 2006.

48

 A D V I S O R Y
=================--------------------------------------------------------------
                  AGREEMENT

USAA TAX EXEMPT SHORT-TERM FUND
SEPTEMBER 30, 2006 (UNAUDITED)

         At a meeting of the Board of Trustees held on April 19, 2006, the Board, including the Trustees who are not "interested persons" of the Company (the "Independent Trustees"), approved the Investment Advisory Agreement between the Company and the Manager with respect to the Fund.

         In advance of the meeting, the Trustees received and considered a variety of information relating to the Investment Advisory Agreement and the Manager, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and (iii) information about the Manager's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed Investment Advisory Agreement with management and with experienced independent counsel and received materials from such counsel discussing the legal standards for their consideration of the Investment Advisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed Investment Advisory Agreement with respect to the Fund in private sessions with their counsel at which no representatives of management were present.

         At each regularly scheduled meeting of the Board and its committees, the Board of Trustees of the Company receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Manager. At the meeting at which the Investment Advisory Agreement is considered, particular focus is given to information concerning Fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that

 A D V I S O R Y
=================---------------------------------------------------------------
                  AGREEMENT
                  (continued)

USAA TAX EXEMPT SHORT-TERM FUND
SEPTEMBER 30, 2006 (UNAUDITED)

         the evaluation process with respect to the Manager is an ongoing one. In this regard, the Board's and its committees' consideration of the Investment Advisory Agreement included information previously received at such meetings.

         After full consideration of a variety of factors, the Board of Trustees, including the Independent Trustees, voted to approve the Investment Advisory Agreement. In approving the Investment Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by independent counsel.

         NATURE, EXTENT, AND QUALITY OF SERVICES. In considering the nature, extent, and quality of the services provided by the Manager under the Investment Advisory Agreement, the Board of Trustees reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its familiarity with the Manager's management through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Manager and the services provided to the Fund by the Manager under the Investment Advisory Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Manager and its affiliates provide administrative services, stockholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Company.

         The Board considered the Manager's management style and the performance of its duties under the Investment Advisory Agreement. The Board considered the level and depth of knowledge of the Manager, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The allocation of

50

 A D V I S O R Y
=================---------------------------------------------------------------
                  AGREEMENT
                  (continued)

USAA TAX EXEMPT SHORT-TERM FUND
SEPTEMBER 30, 2006 (UNAUDITED)

         the Fund's brokerage, including the Manager's process for monitoring "best execution," was also considered. The Manager's role in coordinating the activities of the Fund's other service providers was also considered. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Investment Advisory Agreement. In reviewing the Investment Advisory Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing investment companies, including the Fund.

         The Board also reviewed the compliance and administrative services provided to the Fund by the Manager, including oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Manager and its affiliates provide compliance and administrative services to the Fund. The Trustees, guided also by information obtained from their experiences as trustees of the Fund and other investment companies managed by the Manager, also focused on the quality of the Manager's compliance and administrative staff.

         EXPENSES AND PERFORMANCE. In connection with its consideration of the Investment Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objectives and classifications, sales load type (in this case, investment companies with no sales loads), asset size, and expense components (the "expense group") and (ii) a larger group of investment companies that includes all no-load retail open-end investment companies in similar investment classifications/objectives as the Fund regardless of asset size, excluding outliers (the "expense universe"). Among other data, the Board noted that the Fund's management fee rate - which

 A D V I S O R Y
=================---------------------------------------------------------------
                  AGREEMENT
                  (continued)

USAA TAX EXEMPT SHORT-TERM FUND
SEPTEMBER 30, 2006 (UNAUDITED)

         includes advisory and administrative services and the effects of any performance adjustment - was the median of its expense group and was above the median of its expense universe. The data indicated that the Fund's total expense ratio was below the median of its expense group and expense universe. The Board took into account the various services provided to the Fund by the Manager and its affiliates, including the high quality of services provided by the Manager. The Board also noted the level and method of computing the management fee, including the performance adjustment to such fee.

         In considering the Fund's performance, the Board of Trustees noted that the Board reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the approval of the Investment Advisory Agreement, including, among other information, a comparison of the Fund's average annual total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that the Fund's performance exceeded the average of its performance universe and its Lipper index for the one-, three-, and five-year periods ended December 31, 2005. The Board also noted that the Fund's percentile performance ranking was in the top 30% of its performance universe for the one- and three-year periods ended December 31, 2005.

         COMPENSATION AND PROFITABILITY. The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Manager's business as a whole. The Board also received and considered profitability information related to the management

52

 A D V I S O R Y
=================---------------------------------------------------------------
                  AGREEMENT
                  (continued)

USAA TAX EXEMPT SHORT-TERM FUND
SEPTEMBER 30, 2006 (UNAUDITED)

         revenues from the Fund. This consideration included a broad review of the methodology used in the allocation of certain costs to the Fund. The Trustees reviewed the profitability of the Manager's relationship with the Fund before tax expenses. In reviewing the overall profitability of the management fee to the Manager, the Board also considered the fact that affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Company, including that the Manager may derive reputational and other benefits from its association with the Fund. The Trustees recognized that the Manager should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial risk that it assumes as Manager.

         ECONOMIES OF SCALE. The Board considered whether there should be changes in the management fee rate or structure in order to enable the Fund to participate in any economies of scale that the Manager may experience as a result of growth in the Fund's assets. The Board noted that the Fund's contractual management fee is below the asset-weighted average of funds at all asset levels in its peer group as set forth in the report prepared by the independent third party. The Board also took into account management's discussion of the current advisory fee structure. The Board determined that the current investment management fee structure was reasonable.

         CONCLUSIONS. The Board reached the following conclusions regarding the Fund's Investment Advisory Agreement with the Manager, among others:
         (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Investment Advisory Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; (iv) the Fund's advisory expenses are reasonable

 A D V I S O R Y
=================---------------------------------------------------------------
                  AGREEMENT
                  (continued)

USAA TAX EXEMPT SHORT-TERM FUND
SEPTEMBER 30, 2006 (UNAUDITED)

         in relation to those of similar funds and to the services to be provided by the Manager; and (v) the Manager's level of profitability from its relationship with the Fund is reasonable in light of the nature and high quality of the services provided by the Manager. Based on its conclusions, the Board determined that approval of the Investment Advisory Agreement would be in the interests of the Fund and its shareholders.

54

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                                                                              55

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56

 N O T E S
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

                    TRUSTEES    Christopher W. Claus
                                Barbara B. Dreeben
                                Robert L. Mason, Ph.D.
                                Michael F. Reimherr
                                Richard A. Zucker

              ADMINISTRATOR,    USAA Investment Management Company
         INVESTMENT ADVISER,    P.O. Box 659453
                UNDERWRITER,    San Antonio, Texas 78265-9825
             AND DISTRIBUTOR

              TRANSFER AGENT    USAA Shareholder Account Services
                                9800 Fredericksburg Road
                                San Antonio, Texas 78288

                   CUSTODIAN    State Street Bank and Trust Company
              AND ACCOUNTING    P.O. Box 1713
                       AGENT    Boston, Massachusetts 02105

                 INDEPENDENT    Ernst & Young LLP
           REGISTERED PUBLIC    100 West Houston St., Suite 1800
             ACCOUNTING FIRM    San Antonio, Texas 78205

                   TELEPHONE    Call toll free - Central time
            ASSISTANCE HOURS    Monday - Friday, 7 a.m. to 10 p.m.
                                Saturday, 8:30 a.m. to 5 p.m.

              FOR ADDITIONAL    (800) 531-8181
           INFORMATION ABOUT    For account servicing, exchanges,
                MUTUAL FUNDS    or redemptions (800) 531-8448

             RECORDED MUTUAL    24-hour service (from any phone)
           FUND PRICE QUOTES    (800) 531-8066

           USAA SELF-SERVICE    For account balance, last transaction, fund
            TELEPHONE SYSTEM    prices, or to exchange or redeem fund shares
                                (800) 531-8777

             INTERNET ACCESS    USAA.COM

THE FUND FILES ITS COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q. THESE FORMS N-Q ARE AVAILABLE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. THESE FORMS N-Q ALSO MAY BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING (800) SEC-0330.

                                                        [LOGO OF RECYCLED PAPER]
                                                                        Recycled
                                                                           Paper

-------------------------------------------------------------------------------

   [LOGO OF USAA]    9800 Fredericksburg Road                   -------------
      USAA(R)        San Antonio, Texas 78288                     PRSRT STD
                                                                     U.S.
                                                                   Postage
                                                                   P A I D
                                                                     USAA
                                                                -------------

   Receive this document and others electronically. Sign up at USAA.COM, enter keyword LESSMAIL.

--------------------------------------------------------------------------------

          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
               USAA               ----------------------------------
                                     INSURANCE o MEMBER SERVICES

39592-1106                                   (C)2006, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended September 30, 2006

By:*     EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    November 20, 2006
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    November 17, 2006
         ------------------------------


By:*     DEBRA K. DUNN
         ---------------------------------------------
         Signature and Title:  Debra K. Dunn/Treasurer

Date:    November 17, 2006
         ------------------------------


*Print the name and title of each signing officer under his or her signature.